Share capital - Rio Tinto plc - Summary of share capital (Parenthetical) (Detail) - Rio Tinto plc [Member] $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) £ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) £ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) £ / shares shares	Dec. 31, 2016 USD ($)
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	40,974	40,974	35,380	35,380	26,241	26,241
Number of shares bought back	(28,356,034)		(63,984,287)		32,937,000
Share capital | $	$ 207.0	$ 207.0	$ 211.0	$ 211.0	$ 220.0	$ 220.0	$ 224.0
Treasury stock reissued | $	$ 1.0		$ 6.0		$ 2.0
Rio Tinto Plc employee share based payment plans
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	0	0	0	0	0	0
Exercise prices per share | £ / shares		$ 36.33		$ 16.53		$ 28.63
Market value per share | £ / shares		$ 49.74		$ 43.79		$ 37.78
Rio Tinto Plc employee share based payment plans | Treasury shares
Disclosure of classes of share capital [line items]
Shares reissued from treasury	23,659		106,045		147,126
Global employee share plan
Disclosure of classes of share capital [line items]
Share capital | $	$ 1.1	$ 1.1	$ 1.0	$ 1.0	$ 1.0	$ 1.0